PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Sep. 30, 2019
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following as of September 30, 2019 and 2018:

	As of September 30,
	2019	2018
Buildings	$5,211,781	$5,188,568
Machinery	5,080,964	4,040,773
Furniture, fixtures and equipment	545,881	639,356
Motor vehicles	235,555	234,229
Total property plant and equipment, at cost	11,074,181	10,102,926
Less: accumulated depreciation	(4,597,893)	(4,533,745)
	6,476,288	5,569,181
Construction in progress (“CIP”)	119,416	711,231
Property, plant and equipment, net	$6,595,704	$6,280,412

Depreciation expense was $375,286 and $395,604 for the years ended September 30, 2019 and 2018, respectively.

As of September 30, 2019 and 2018, the Company pledged buildings and machinery to secure banking facilities granted to the Company. The carrying values of the pledged buildings to secure bank borrowings by the Company are shown in Note 11.